Financial Instruments (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Non-derivative financial liabilities
Debentures		₪ 5,537	₪ 8,748
2019 [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[1]	127
Total		139
2019 [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables		1,570
Bank loans		771
Debentures	[1],[2]	1,592
Total		3,860
Financial liabilities for derivative instruments
Forward contracts on the CPI		43
2020 [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[1]	265
Total		265
2020 [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans		835
Debentures	[1],[2]	1,592
Total		2,427
Financial liabilities for derivative instruments
Forward contracts on the CPI		47
2021-2023 [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[1]	251
Total		251
2021-2023 [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans		2,221
Debentures	[1],[2]	4,146
Total		6,367
Financial liabilities for derivative instruments
Forward contracts on the CPI		48
2024 and later [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[1]	161
Total		161
2024 and later [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans		1,533
Debentures	[1],[2]	3,712
Total		5,245
Financial liabilities for derivative instruments
Forward contracts on the CPI
Carrying amount [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[1]	727
Total		739
Carrying amount [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables		1,570
Bank loans		4,721
Debentures	[1],[2]	9,640
Total		15,931
Financial liabilities for derivative instruments
Forward contracts on the CPI		138
Contractual cash flow [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[1]	804
Total		816
Contractual cash flow [Member] | Consolidated [Member]
Non-derivative financial liabilities
Trade and other payables		1,570
Bank loans		5,360
Debentures	[1],[2]	10,969
Total		17,899
Financial liabilities for derivative instruments
Forward contracts on the CPI		₪ 138

[1]	The Company's contractual repayments in the tables above reflects the original schedule of the Company's debentures. The Company's debentures including accrued interest in the amount of NIS 739 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.
[2]	B Communications' contractual repayments in the tables above reflects the original schedule of its debentures. B Communications' debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.